Long-term Debt - Schedule of Expected Future Principal Payments for Borrowings (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Long Term Debt By Maturity [Abstract]
2023	$ 186,375
Debt and issuance costs	186,375
Unamortized debt issuance costs	(3,707)
Total long-term debt	$ 182,668